Product Warranties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Product Warranties Disclosures [Abstract]
Liability related to accruals for product recalls	$ 6	$ 6	$ 13	$ 18	$ 8